Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Share-based Compensation

13. Share-based Compensation

Description of stock option plan and Share option replacement

In July 2012, the Group permits the grant of options of the Company to relevant directors, officers, other employees and consultants of the Company. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four years.

The Group recognizes share-based compensation expenses in the consolidated statements of operations and comprehensive loss based on awards ultimately expected to vest, after considering actual forfeitures.

The Company has replaced these share options with restricted shares for all employees and nonemployees on June 15, 2018.

In June 2018, the directors of the Company (the “Directors”) approved the TuanChe Limited Share Incentive Plan (the “Share Incentive Plan”). Under the Share Incentive Plan, 38,723,321 ordinary shares were issued to Best Cars for the restricted share awards at consideration of nil. Meanwhile, the incentive share options granted to employees and nonemployees of the Company were replaced by the restricted shares. As a result of the Share Incentive Plan, on June 15, 2018, a total of 15,473,653 share options of the Company were replaced by 13,740,480 restricted shares. The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company has recognized the incremental expenses immediately for those vested share options, the unvested portion will be recognized as expenses over the remaining vesting periods.

On March 13, 2023, Directors approved the 2023 Share Incentive Plan (the “2023 Plan”), to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Group’s business. The Group grant restricted shares under the 2023 Plan to the Group’s employees, directors and consultants. Those restricted shares generally vest over a period of nil to 4 years. Under the 2023 Plan, a total of 169,172,564 Class A ordinary shares were initially reserved for issuance. As of December 31, 2024, all restricted shares have been issued and granted under the 2023 Plan.

On November 17, 2025, the Directors approved the 2025 Equity Incentive Plan (the “2025 Plan”) to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the Group’s business. Under the 2025 Plan, the Group initially granted restricted shares to its employees, directors and consultants, with vesting periods ranging from nil to 5 years. On December 15, 2025, a total of 1,237,314,316 Class A ordinary shares were issued pursuant to such restricted share grants. Subsequently, during the six months ended June 30, 2026, the Group elected to grant stock options under the same Plan instead of restricted shares. As of June 30, 2026, all stock options available under the 2025 Plan had been fully granted.

On March 17, 2026, Directors approved the 2026 Equity Incentive Plan (the “2026 Plan”), to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Group’s business. The Group grant stock options under the 2026 Plan to the Group’s employees, directors and consultants. These options are fully vested and immediately exercisable on the grant date. On March 30, 2026, a total of 21,139,464,000 Class A ordinary shares were issued. As of June 30, 2026, all stock options available under the Plan had been fully granted.

Pursuant to the 2025 Plan and the 2026 Plan, the Group has granted nil and 22,376,760,000 stock options to its nonemployees for the six months ended June 30, 2025 and 2026 and 59,577,600 of the granted options were exercised for the six months end June 30, 2026, with an aggregate intrinsic value of RMB729. The options have an exercise price of nil, are immediately exercisable upon grant with no vesting period, and have a contractual term of one year. The fair value of the options was determined based on the fair value of the underlying ordinary shares on the grant date, as the exercise price is nil and the options are immediately exercisable with no vesting period. No other assumptions were applied in the valuation as they are not relevant for options with a nil exercise price. The options were granted on June 1, 2026 and June 14, 2026, when the fair value of the underlying ordinary shares was approximately US$0.0018 and US$0.0020 per share, respectively. The Group recognizes a prepaid asset at the grant date measured at the grant-date fair value of the options, and amortizes it ratably over the service period. The options represent consideration for the advisory services to be rendered throughout the full service term, and if the services are terminated early, the Group has the right to recover the equity incentives corresponding to the unperformed portion of the service term on a pro rata basis. Accordingly, for the six months ended June 30, 2025 and 2026, prepaid assets of nil and RMB291,944 were recognized, respectively.

A summary of the stock options activities is presented below:

	Shares	Weighted Average	Remaining Contractual	Grant- Date
	underlying Options	Exercise Price	Term (Years)	Fair Value
		$		RMB
Outstanding as of December 31, 2025	-	-	-	-
Granted	22,376,760,000	0.00	1.0	291,944
Exercised	(59,577,600)	0.00	-	(743)
Outstanding as of June 30, 2026	22,317,182,400	0.00	0.92	291,201
Exercisable at June 30, 2026	22,317,182,400	0.00	0.92	291,167

For the six months ended June 30, 2025 and 2026, total share-based compensation expenses recognized by the Group for the restricted shares and stock options granted were RMB9.0 million and RMB24.7 million, respectively.